S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Apr. 29, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Each of Timothy R. Ramdeen, our Chairman and Chief Executive Officer, and Sukhvinder Gill, our Chief Operating Officer, Chief Financial Officer, and Director, is a Managing Member of Tribeca Strategic Partners Holdco LLC, and holds voting and investment discretion with respect to the securities held by the sponsor.
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Timothy R. Ramdeen